Note 6 - Stockholders' Equity	9 Months Ended
Dec. 31, 2013
Notes
Note 6 - Stockholders' Equity

NOTE 6 – STOCKHOLDERS’ EQUITY

On November 18, 2013, the Company completed an equity offering of 2,259,393 shares of restricted Common Stock and received proceeds of $4,332,975, which is net of $592,501 in underwriting discounts, commission and direct costs incurred and paid by the Company in connection with this equity offering.